Acquisitions and other transactions (Details) $ in Millions			3 Months Ended
	Feb. 28, 2018 AUD ($) item	Jan. 19, 2018 USD ($) $ / oz item oz	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Feb. 20, 2018 USD ($)	Dec. 31, 2017 USD ($)
Acquisitions
Revenue			$ 173.1	$ 172.7
Amended and restated Cobre Panama Agreement
Acquisitions
Percentage of the project covered by the amended and restated agreement (as a percent)		100.00%
Ownership percentage of the project by First Quantum (as a percent)		90.00%
Ownership percentage of project by KORES (as a percent)		10.00%
Number of distinct precious metals streams | item		2
Capitalized costs for the project			1,159.9
Amended and restated Cobre Panama Agreement - Fixed Payment Stream
Acquisitions
First Quantum's initial interest percent in original stream (as a percent)		80.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz		418
Payment for each ounce of silver (in dollars per ounce) | $ / oz		6.27
The annual inflation factor rate (as a percent)		1.50%
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold | oz		1,341,000
Maximum ounces of silver on which on-going price of spot price is payable | oz		21,500,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered		50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered		50.00%
Deposit funded on a pro-rata basis		33.33%
Amount funded by the company			70.2
Cumulative amount funded by the company			796.8
Amended and restated Cobre Panama Agreement - Fixed Payment Stream | Top
Acquisitions
Deposit provided to acquiree		$ 1,000.0
Amended and restated Cobre Panama Agreement - Floating Payment Stream
Acquisitions
First Quantum additional interest percent in project acquired from LS-Nikko Copper Inc. (as a percent)		10.00%
KORES interest percent in project (as a percent)		10.00%
Percentage of spot price of gold and silver on which on-going price is paid		20.00%
Maximum ounces of gold on which on-going price of spot price is payable | oz		604,000
Maximum ounces of silver on which on-going price of spot price is payable | oz		9,618,000
Percentage of spot price of gold and silver on which on-going price is paid after maximum ounces have been delivered		50.00%
Amount funded by the company		$ 356.0
Bowen Basin Coal Royalties, Australia
Acquisitions
Number of additional exploration tenements | item	33
Cash transferred	$ 4,200,000
Royalty rate per tonne	$ 0.10
U.S. Oil & Gas Royalties - Delaware Texas
Acquisitions
Consideration transferred					$ 101.3
Revenue			$ 1.3
Deposit provided to acquiree						$ 11.0